Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule Of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following (in thousands):

	Year Ended December 31,
	2015	2014	2013
Current	$67	$(398)	$(450)
Deferred	(4,076)	(7,360)	(4,255)
Total	$(4,009)	$(7,758)	$(4,705)

Schedule Of Differences Between The Income Tax Expense (Benefit)Computed At The Statutory Federal income Tax Rate And As Presented On The Consolidated Statements Of Operations

Differences between income tax expense (benefit) computed at the statutory federal income tax rate and as presented on the consolidated statements of operations are summarized as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Tax expense at federal statutory
rate of 35%	$(3,666)	$(7,207)	$(4,380)
State income tax expense, net
of federal benefit	(282)	(546)	(329)
Other	(61)	(5)	4
Income tax expense	$(4,009)	$(7,758)	$(4,705)

Schedule Of Significant Components Of Deferred Tax Assets And Liabilities

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards - Federal	$-	$10,596
Net operating loss carryforwards - State	-	793
Investment in partnership	77	-
Other	-	126
Total deferred tax assets	77	11,515

Deferred tax liabilities:
Fixed assets	-	(1,670)
Organization and start-up costs	-	(472)
Accrued expenses	-	(361)
Total deferred tax liabilities	-	(2,503)
Deferred income taxes	$77	$9,012